Schedule of Loans Payable (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total loans payable		$ 5,361,978	$ 3,464,450
Current portion of loans payable		(5,361,978)	(3,464,450)
Long-term portion of loans payable
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]		19,461
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2],[3]	36,512	614,899
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]	3,141,750	2,822,250
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[5],[6]		7,840
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[7]	1,034,484
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[8]	1,009,883
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[9]	$ 139,349

[1]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matured on March 12, 2024, and accrued interest at 37.67% per annum. Principal and accrued interest were paid monthly. During the year ended December 31, 2024, the Company made $17,856 (2023 - $61,627) in principal payments and $1,166 (2023 - $18,676) in interest payments.
[2]	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued. During the year ended December 31, 2024, CAD$218,509 (USD$157,016) of the principal balance was repaid and CAD$13,072 (USD$9,543) in interest was accrued.
[3]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During the year ended December 31, 2023, CAD$10,734 (USD$7,954) in interest was accrued. During the year ended December 31, 2024, the Company entered into a debt settlement agreement to settle the CAD$546,000 (USD$397,948) principal amount. The Company issued 2,730,000 shares at a deemed price of $0.20 per share resulting in a CAD$109,200 (USD$81,417) loss on extinguishment of loan payable.
[4]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. Accrued interest in excess of the minimum interest payments of $127,800 and $191,700, respectively were recorded during the year ended December 31, 2024. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements.
[5]	On May 28, 2024, the Company received CAD$100,000 (USD$73,352) from an officer of a subsidiary of the Company, which was repaid in full as of December 31, 2024.
[6]	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2024, CAD10,386 (USD$7,840) (2023 - CAD$1,614 (USD $1,141)) of the principal had been applied against amounts owed by the note holder.
[7]	On December 13, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of $1,120,000. The loan matures on November 13, 2025, and bears interest at 8.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2024, the Company made $89,857 in principal payments and $7,700 in interest payments. As at December 31, 2024, accrued interest of $4,341 was recorded.
[8]	On December 18, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of ₺37,500,000 (or approximately USD$1,070,617). The loan matures on November 18, 2025, and bears interest at 52% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2024, the Company made ₺2,418,003 (USD$68,349) in principal payments and ₺1,625,000 (USD$45,933) in interest payments. As at December 31, 2024, accrued interest of ₺644,942 (USD$18,230) was recorded.
[9]	On December 27, 2024, the Company entered into a loan agreement with an officer of the Company for CAD$200,000 (USD$138,782). The loan bears interest at 12% per annum and is due on demand. As at December 31, 2024, the loan accrued interest of CAD$263 (USD$183).